Expense Example - ClearBridge Large Cap Value Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 654
Expense Example, with Redemption, 3 Years	822
Expense Example, with Redemption, 5 Years	1,004
Expense Example, with Redemption, 10 Years	1,530
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,868
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	665
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Class A2
Expense Example:
Expense Example, with Redemption, 1 Year	666
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,070
Expense Example, with Redemption, 10 Years	1,675
Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	$ 762